Debt and Lease Arrangements - Schedule of Debt (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Debt [Line Items]
Short-term debt	$ 7,535	$ 3,962
Long-term debt due within 1 year	9,364	11,102
Current debt	16,899	15,064
Non-current debt	91,115	81,360
Total	108,014	96,424
Debt (excluding lease liabilities)
Disclosure Of Debt [Line Items]
Short-term debt	7,535	3,962
Long-term debt due within 1 year	5,221	6,146
Current debt	12,756	10,108
Non-current debt	66,838	55,779
Total	79,594	65,887
Lease liabilities
Disclosure Of Debt [Line Items]
Short-term debt	0	0
Long-term debt due within 1 year	4,143	4,956
Current debt	4,143	4,956
Non-current debt	24,277	25,581
Total	$ 28,420	$ 30,537